Financial Income and Expenses	6 Months Ended
Jun. 30, 2025
Financial Income and Expenses [Abstract]
Financial Income and Expenses
Note 6 - Financial Income and Expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Financial income:
Interest and other financial income	$25	$42	$58	$88
Gain on marketable securities	43	50	69	119
Gain on other investments, net	3	6	1	5
Foreign exchange rate gain	83	19	125	72

Total financial income	$154	$117	$253	$284

Financial expenses:
Interest and other financial expenses	$(9)	$(3)	$(14)	$(7)
Loss on marketable securities	(5)	(26)	(12)	(49)
Foreign exchange rate loss	(77)	(17)	(108)	(24)

Total financial expenses	$(91)	$(46)	$(134)	$(80)

Net financial items	$63	$71	$119	$204